Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue	$ 8,379,306	$ 6,763,391	$ 26,469,224	$ 22,505,391	$ 28,495,447	$ 30,609,351
Cost of sales	4,600,690	5,283,014	18,107,835	15,211,072	19,555,279	20,591,417
Gross profit	3,778,616	1,480,377	8,361,389	7,294,319	8,940,168	10,017,934
Operating expenses
Advertising and promotion	22,783	105,006	224,006	350,847	440,866	694,821
Depreciation and amortization	598,948	577,277	1,703,462	1,412,825	1,900,819	1,944,104
Wages and salaries	1,440,974	1,990,892	5,265,231	4,203,886	5,878,649	5,856,086
Office and general expenses	836,794	999,447	2,531,666	1,794,065	2,983,487	2,834,298
License and compliance	222,669	45,130	598,605	117,457
Research and development expenses	498	2,685	19,696	15,656	18,983	202,424
Legal and professional fees	261,201	290,214	1,087,409	847,759	1,373,915	1,789,018
Insurance expenses	110,003	98,425	331,354	320,107	435,138	462,577
Excise and other taxes	144,077	41,807	251,656	141,843	55,450	24,532
Lease expenses	186,519	157,643	528,254	490,079	716,118	701,925
Loss on impairment of goodwill, intangible and long-lived assets					2,661,384	30,026,458
Other gains (losses)	2,035	18,678	2,035	1,397	1,397	1,211,330
Travel and business development	87,916	92,587	234,519	276,564	459,807	541,064
Total operating expenses	3,914,417	4,419,791	12,777,893	9,972,485	16,926,013	46,288,637
Loss from operations	(135,801)	(2,939,414)	(4,416,504)	(2,678,166)	(7,985,845)	(36,270,703)
Other expense
Interest expense	635,385	532,327	1,807,274	4,657,713	5,155,288	4,575,578
Loss (gain) on extinguishment of debt				2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability	1,970,168	5,271,824	(2,134,953)	5,012,433	6,113,485	(399,066)
Other expense (income)	24,395		15,343	4,385	(20,376)	(516,974)
Total other expense	2,629,948	5,804,151	(312,336)	12,557,776	13,328,426	3,657,560
Loss before provision for income taxes	(2,765,749)	(8,743,565)	(4,104,168)	(15,235,942)	(21,314,271)	(39,928,263)
Provision for income taxes	1,038,063	442,068	2,367,067	2,203,377	3,307,243	(4,959,178)
Net loss and comprehensive loss	(3,803,812)	(9,185,633)	(6,471,235)	(17,439,319)	(24,621,514)	(34,969,085)
Foreign currency translation		159,108		7,314	7,314	(174,961)
Net loss and comprehensive loss attributable to non-controlling interest						(142,689)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$ (3,803,812)	$ (9,344,741)	$ (6,471,235)	$ (17,446,633)	$ (24,628,828)	$ (34,651,435)
Earnings (loss) per common share - basic	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.13)	$ (0.17)	$ (0.30)
Earnings (loss) per common share - diluted	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.13)	$ (0.17)	$ (0.30)
Weighted average common shares outstanding - basic	180,724,237	152,814,480	176,992,474	135,153,494	142,595,527	115,964,196
Weighted average common shares outstanding - diluted	180,724,237	152,814,480	176,992,474	135,153,494	142,595,527	115,964,196